Related party balances and transactions (Pre-tax benefits and social insurance of key management personnel) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party balances and transactions [abstract]
Salaries	¥ 6,754	¥ 7,676	¥ 8,225
Pension	1,292	1,511	1,521
Total	¥ 8,046	¥ 9,187	¥ 9,746